Income Tax (Details) - Schedule of Provision (Benefit) for Income Taxes - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Federal
Current expense/(benefit)
Deferred expense/(benefit)	(725)	220,669
State and Local
Current
Deferred
Change in valuation allowance	725	74,074
Income tax provision expense/(benefit)		$ 294,743